Shareholders' equity (Details) $ in Thousands	Jun. 30, 2018 ARS ($)
Par Value	$ 126,014
Subscribed Issued And Paid Up Extraordinary Shareholders Meeting [Member] | 10.29.87 [Member] | 12.29.87 [Member]
Par Value	1
Subscribed Issued And Paid Up Extraordinary Shareholders Meeting [Member] | 10.26.88 | 12.29.88
Par Value	1
Subscribed Issued And Paid Up Extraordinary Shareholders Meeting [Member] | 10.25.89 | 02.05.90
Par Value	38
Subscribed Issued And Paid Up Ordinary And Extraordinary Shareholders Meeting [Member] | 08.31.95 | 03.15.96
Par Value	9,460
Subscribed Issued And Paid Up Ordinary And Extraordinary Shareholders Meeting [Member] | 03.10.98 | 10.21.99
Par Value	38,000
Subscribed Issued And Paid Up Ordinary And Extraordinary Shareholders Meeting [Member] | 08.06.99 | 05.07.02
Par Value	6,500
Subscribed Issued And Paid Up Ordinary And Extraordinary Shareholders Meeting [Member] | 10.29.96 | 05.15.98
Par Value	16,000
Subscribed Issued And Paid Up Board Of Directors Meeting [Member] | 06.28.04 | 05.04.05
Par Value	8,206	[1]
Subscribed Issued And Paid Up Board Of Directors Meeting [Member] | 11.16.10 | 03.02.11
Par Value	47,755	[2]
Subscribed Issued And Paid Up Board Of Directors Meeting [Member] | 09.22.11 | 01.04.12
Par Value	28	[3]
Subscribed Issued And Paid Up Board Of Directors Meeting [Member] | 03.13.13 | 01.16.15
Par Value	$ 25	[4]

[1]	Capital subscribed in connection with the conversion of convertible notes made until August 2006. Such conversions have been registered.
[2]	Capital subscribed in connection with the conversion of convertible notes made on October 7, 2010.
[3]	Capital subscribed in connection with the conversion of convertible notes made on September 21, 2011.
[4]	Capital subscribed in connection with the conversion of convertible notes made on March 13, 2013.